Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory

NOTE 4—INVENTORY

As of March 31, 2020 and December 31, 2019, inventory consisted of the following (in millions):

	March 31,	December 31,
	2020	2019
Natural gas	$3	$7
LNG	4	6
Materials and other	60	56
Total inventory	$67	$69

NOTE 5—INVENTORY

As of December 31, 2019 and 2018, inventory consisted of the following (in thousands):

	December 31,
	2019	2018
Natural gas	$6,870	$1,326
LNG	6,103	—
Materials and other	56,206	24,872
Total inventory	$69,179	$26,198